Restatement of Previously Issued Financial Statements - Statement of Cash Flows (Details) - Cik 0001821171_qell acquisition corp Member	5 Months Ended
Dec. 31, 2020 USD ($)
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss	$ (34,996,542)
Change in fair value of derivative warrant liabilities	62,116,128
Net cash used in operating activities	27,119,586
Net cash used in investing activities	(379,500,000)
Net cash provided by financing activities	354,404,237
Net change in cash	2,023,823
As Previously Reported | Restatement of warrants as derivative liabilities
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss	(293,715)
Change in fair value of derivative warrant liabilities	(377,799)
Net cash used in operating activities	(671,514)
Net cash used in investing activities	(379,500,000)
Net cash provided by financing activities	382,195,337
Net change in cash	2,023,823
Restatement Adjustment | Restatement of warrants as derivative liabilities
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss	(34,702,827)
Change in fair value of derivative warrant liabilities	62,493,927
Net cash used in operating activities	27,791,100
Net cash provided by financing activities	$ (27,791,100)